Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Inventory
Schedule of inventory
	June 30,	December 31,
	2023	2022
Raw materials	$387,984	$158,093
Finished products	320,005	351,867
Work in process	575,566	388,726
Total Inventory	$1,283,555	$898,686